Statement of profit or loss and other comprehensive income - AUD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue and other income
Other income	$ 5	$ 0
Finance Income	6,453	139
Expenses
Research and development expense	(4,327,717)	(9,359,972)
General and administrative expense	(4,555,691)	(4,276,514)
Fair value gain on financial liabilities	84,587	0
Loss on revaluation of contingent consideration	(166,696)	(85,226)
Loss before income tax benefit	(8,959,059)	(13,721,573)
Income tax benefit	135,546	135,546
Loss after income tax benefit for the half-year attributable to the owners of Kazia Therapeutics Limited	(8,823,513)	(13,586,027)
Items that may be reclassified subsequently to profit or loss
Net exchange difference on translation of financial statements of foreign controlled entities, net of tax	(103,687)	86,494
Other comprehensive income for the half-year, net of tax	(103,687)	86,494
Total comprehensive income for the half-year attributable to the owners of Kazia Therapeutics Limited	$ (8,927,200)	$ (13,499,533)
Earnings per share for loss from continuing operations attributable to the owners of Kazia Therapeutics Limited
Basic earnings per share	$ (3.68)	$ (9.327)
Diluted earnings per share	$ (3.68)	$ (9.327)